Commitments, Contingencies and Uncertainties (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017 USD ($)
Commitments, Contingencies and Uncertainties (Textual)
Operating lease payment		$ 450
Building expenses		$ 330
Number of Operating leases	2	2
Operating lease, description	San Diego Farmers Outlet has a 5 years lease at $6,000 per month with two (5) year options to extend the lease.